Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Research and development expense	$ 88,053	$ 62,872	$ 54,912